Warrants - Schedule of Public Warrant Activity (Details) - Warrant [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Public Warrant Activity [Line Items]
Number of warrants, Beginning balance | shares	12,524,392
Weighted average exercise price, Beginning balance | $ / shares	$ 11.5
Number of Warrants, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares	$ 11.5
Number of warrants, Ending balance | shares	12,524,392
Weighted average exercise price, Ending balance | $ / shares	$ 11.5